Performance Management	Feb. 27, 2026
Capital Group Core Bond ETF | Capital Group Core Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/etf.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 5.31% (quarter ended September 30, 2024) Lowest -3.10% (quarter ended December 31, 2024)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	5.31%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(3.10%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	Lifetime
Fund (inception date — 9/26/23)	7.33%	6.85%
− After taxes on distributions	5.49	5.10
− After taxes on distributions and sale of fund shares	4.31	4.50

Indexes	1 year	Lifetime (since fund’s inception)
Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.30%	6.72%

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Performance Availability Website Address [Text]	capitalgroup.com/etf
Capital Group Core Plus Income ETF | Capital Group Core Plus Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/etf.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 7.05% (quarter ended December 31, 2023) Lowest -2.61% (quarter ended December 31, 2024)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	7.05%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(2.61%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	Lifetime
Fund (inception date — 2/22/22)	7.44%	1.85%
− After taxes on distributions	5.22	–0.09
− After taxes on distributions and sale of fund shares	4.37	0.55

Indexes	1 year	Lifetime (since fund’s inception)
Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.30%	0.93%

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Performance Availability Website Address [Text]	capitalgroup.com/etf
Capital Group High Yield Bond ETF | Capital Group High Yield Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]	Because the fund has been in operation for less than one full calendar year, information regarding investment results is not available as of the date of this prospectus.
Performance One Year or Less [Text]	Because the fund has been in operation for less than one full calendar year, information regarding investment results is not available as of the date of this prospectus.
Capital Group International Bond ETF (USD-Hedged) | Capital Group International Bond ETF (USD-Hedged)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/etf.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 2.28% (quarter ended June 30, 2025) Lowest 0.68% (quarter ended December 31, 2025)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	2.28%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	0.68%
Lowest Quarterly Return, Date	Dec. 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	Lifetime
Fund (inception date — 6/25/24)	4.53%	4.85%
− After taxes on distributions	2.80	3.26
− After taxes on distributions and sale of fund shares	2.71	3.06

Indexes	1 year	Lifetime (since fund’s inception)
Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.30%	5.59%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	2.80	4.47

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Performance Availability Website Address [Text]	capitalgroup.com/etf
Capital Group Municipal High-Income ETF | Capital Group Municipal High-Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/etf.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 3.39% (quarter ended September 30, 2025) Lowest -0.96% (quarter ended June, 30, 2025)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	3.39%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(0.96%)
Lowest Quarterly Return, Date	Jun. 30, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	Lifetime
Fund (inception date — 6/25/24)	4.40%	4.74%
− After taxes on distributions	4.40	4.74
− After taxes on distributions and sale of fund shares	4.12	4.48

Indexes	1 year	Lifetime (since fund’s inception)
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.25%	3.63%
70%/20%/10% Bloomberg Muni HY Index/Bloomberg Muni BBB Index/Bloomberg Muni Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	3.36	3.45

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Performance Availability Website Address [Text]	capitalgroup.com/etf
Capital Group Municipal Income ETF | Capital Group Municipal Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/etf.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 6.41% (quarter ended December 31, 2023) Lowest -2.31% (quarter ended September 30, 2023)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	6.41%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(2.31%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	Lifetime
Fund (inception date — 10/25/22)	5.23%	6.22%
− After taxes on distributions	5.23	6.22
− After taxes on distributions and sale of fund shares	4.50	5.58

Indexes	1 year	Lifetime (since fund’s inception)
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.25%	5.21%
85%/15% Bloomberg 1-15 Year Blend (1-17) Municipal Bond Index / Bloomberg 1-15 Year Blend (1-17) High Yield Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.95	5.03

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Performance Availability Website Address [Text]	capitalgroup.com/etf
Capital Group Short Duration Income ETF | Capital Group Short Duration Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/etf.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 3.22% (quarter ended September 30, 2024) Lowest -0.47% (quarter ended June 30, 2023)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	3.22%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(0.47%)
Lowest Quarterly Return, Date	Jun. 30, 2023
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	Lifetime
Fund (inception date — 10/25/22)	6.20%	5.85%
− After taxes on distributions	4.27	3.95
− After taxes on distributions and sale of fund shares	3.64	3.66

Indexes	1 year	Lifetime (since fund’s inception)
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.30%	5.55%
Bloomberg U.S. Government/Credit 1-3 Year Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	5.35	4.83

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Performance Availability Website Address [Text]	capitalgroup.com/etf
Capital Group Short Duration Municipal Income ETF | Capital Group Short Duration Municipal Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/etf.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 2.62% (quarter ended September 30, 2024) Lowest -0.27% (quarter ended December 31, 2024)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	2.62%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(0.27%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	Lifetime
Fund (inception date — 9/26/23)	4.67%	5.53%
− After taxes on distributions	4.67	5.53
− After taxes on distributions and sale of fund shares	4.04	5.00

Indexes	1 year	Lifetime (since fund’s inception)
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.25%	5.58%
Bloomberg Municipal Short 1-5 Years Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.11	4.21

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Performance Availability Website Address [Text]	capitalgroup.com/etf
Capital Group Ultra Short Income ETF | Capital Group Ultra Short Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/etf.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 1.32% (quarter ended June 30, 2025) Lowest 1.11% (quarter ended December 31, 2025)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	1.32%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	1.11%
Lowest Quarterly Return, Date	Dec. 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	Lifetime
Fund (inception date — 6/25/24)	4.97%	5.37%
− After taxes on distributions	3.20	3.47
− After taxes on distributions and sale of fund shares	2.92	3.29

Indexes	1 year	Lifetime (since fund’s inception)
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.30%	5.59%
ICE BofA 3-Month U.S. Treasury Bill Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.18	4.50

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Capital Group U.S. Multi-Sector Income ETF | Capital Group U.S. Multi-Sector Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/etf.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest/Lowest quarterly results during this period were: Highest 7.21% (quarter ended December 31, 2023) Lowest -0.46% (quarter ended December 31, 2024)
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	7.21%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(0.46%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	Lifetime
Fund (inception date — 10/25/22)	7.88%	9.53%
− After taxes on distributions	5.27	6.91
− After taxes on distributions and sale of fund shares	4.61	6.19

Indexes	1 year	Lifetime (since fund’s inception)
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.30%	5.55%
Bloomberg Custom Multi-Sector Composite Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	8.19	8.91

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Performance Availability Website Address [Text]	capitalgroup.com/etf